Commitments (Details) (USD $)	Jun. 30, 2012
Commitments [Line Items]
2012	$ 1,060,128
2013	1,604,729
2014	3,431,309
2015	3,587,659
2016	3,594,770
Thereafter	5,969,922	[1]
Total	19,248,517
Right of way agreement
Commitments [Line Items]
2012	81,703
2013	145,355
2014	145,930
2015	146,522
2016	147,132
Thereafter	147,761	[1]
Total	814,403
Office leases
Commitments [Line Items]
2012	82,846
2013	157,192
2014	151,436
2015	158,808
2016	160,037
Thereafter	26,673	[1]
Total	736,992
Management contract
Commitments [Line Items]
2012	113,796
2013	234,420
2014	241,452
2015	248,696
2016	256,157
Thereafter	263,842	[1]
Total	1,358,363
Operations and maintenance agreement
Commitments [Line Items]
2012	130,450
2013	334,650
2014	2,533,400
2015	2,753,400
2016	2,753,400
Thereafter	2,753,400	[1]
Total	11,258,700
Interconnection agreement
Commitments [Line Items]
2012
2013
2014
2015
2016
Thereafter	2,500,000	[1]
Total	2,500,000
Dark fiber lease
Commitments [Line Items]
2012	7,355
2013	7,539
2014	7,728
2015	7,921
2016	8,119
Thereafter	8,322	[1]
Total	46,984
Decommission funding
Commitments [Line Items]
2012	148,519
2013	148,519
2014	148,519
2015	148,519
2016	148,519
Thereafter	148,519	[1]
Total	891,114
Land lease
Commitments [Line Items]
2012	121,406
2013	171,406
2014	146,406
2015	121,406
2016	121,406
Thereafter	121,406	[1]
Total	803,436
Vehicle leases
Commitments [Line Items]
2012	31,596
2013	63,193
2014	56,438
2015	2,387
2016
Thereafter		[1]
Total	153,614
Mesa reclamation deposit
Commitments [Line Items]
2012	342,456	[2]
2013	342,455	[2]
2014		[2]
2015		[2]
2016		[2]
Thereafter		[1],[2]
Total	$ 684,911	[2]

[1]	Assumes annualized payment.
[2]	The Company is required to make a $684,911 reclamation bond deposit, in four equal installments, with the Bureau of Land Management in Tehachapi, California, for its Mesa generating facility. Equal installments of $171,227.82 are due on August 27, 2012, November 26, 2012, February 25, 2013, and May 20, 2013. The bond will be refunded after expiration of the Mesa PPA, and upon completion of site and land reclamation.